Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share [Line Items]
Net income attributable to Changyou.com Limited	$ 268,642	$ 282,400	$ 245,456
Numerator for basic earnings per share	268,642	282,400	245,456
Numerator for diluted earnings per share	$ 268,642	$ 282,400	$ 245,456
Ordinary shares [Member]
Schedule of Earnings Per Share [Line Items]
Weighted average number of ordinary shares outstanding-basic	106,252	105,656	104,854
Incremental shares from treasury share method - restricted share units	424	1,136	1,746
Weighted average number of ordinary shares outstanding-diluted	106,676	106,792	106,600
Basic net income per share	$ 2.53	$ 2.67	$ 2.34
Diluted net income per share	$ 2.52	$ 2.64	$ 2.30